Impairments - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2020	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Royalty Rate	2.00%
Impairment of definite-lived intangible assets			$ 17,310
Impairment charge of indefinite-lived trademark	$ 78,700
Indefinite-Lived Intangible Assets (Excluding Goodwill)			118,000
Intangible Assets, Net (Including Goodwill)	683,300				$ 0
Goodwill	$ 377,100	$ 715,258	715,258	$ 718,204
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impairment of definite-lived intangible assets			$ 107,400